Document and Entity Information	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	001-42901
Entity Registrant Name	TERRA INNOVATUM GLOBAL N.V.
Entity Central Index Key	0002067627
Entity Incorporation, State or Country Code	P7
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Via Matteo Trenta 117
Entity Address, City or Town	Lucca
Entity Address, Country	IT
Entity Address, Postal Zip Code	55100
City Area Code	39
Local Phone Number	0583 55797
Title of 12(b) Security	Ordinary Shares, par value of €0.01 per share
Trading Symbol	NKLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false